WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.2%
	COMMUNICATIONS — 1.7%
101,700	Hemisphere Media Group, Inc. - Class A*	$894,960
	CONSUMER DISCRETIONARY — 33.9%
14,400	American Woodmark Corp.*	1,160,928
26,100	America's Car-Mart, Inc.*	2,483,676
76,900	Beacon Roofing Supply, Inc.*	2,396,204
66,300	BrightView Holdings, Inc.*	803,556
17,600	Dorman Products, Inc.*	1,438,800
34,100	ePlus, Inc.*	2,541,814
97,300	Healthcare Services Group, Inc.	2,548,287
107,400	KAR Auction Services, Inc.	1,624,962
53,500	SP Plus Corp.*	850,115
14,350	UniFirst Corp.	2,675,988
		18,524,330
	ENERGY — 4.7%
38,500	EnerSys	2,589,510
	FINANCIALS — 19.2%
23,900	Cass Information Systems, Inc.	856,337
12,500	Enstar Group Ltd.*	2,099,375
73,900	Focus Financial Partners, Inc. - Class A*	2,730,605
21,800	Jones Lang LaSalle, Inc.	2,156,238
19,700	Virtus Investment Partners, Inc.	2,677,624
		10,520,179
	HEALTH CARE — 8.7%
21,700	Addus HomeCare Corp.*	2,092,097
13,300	Emergent BioSolutions, Inc.*	1,479,492
64,200	Natus Medical, Inc.*	1,192,836
		4,764,425
	INDUSTRIALS — 10.3%
6,800	Chase Corp.	683,808
30,600	Crane Co.	1,731,042
20,300	EMCOR Group, Inc.	1,390,550
9,050	Landstar System, Inc.	1,102,109
21,400	U.S. Ecology, Inc.	742,152
		5,649,661
	MATERIALS — 0.9%
10,300	Neenah, Inc.	459,483

WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 13.8%
16,900	Cabot Microelectronics Corp.	$2,547,168
16,800	FLIR Systems, Inc.	699,888
26,500	Manhattan Associates, Inc.*	2,538,435
173,800	Verra Mobility Corp.*	1,777,974
		7,563,465
	TOTAL COMMON STOCKS
	(Cost $51,006,301)	50,966,013

Principal Amount
	SHORT-TERM INVESTMENTS — 8.1%
$4,423,650	UMB Money Market II Special, 0.01%[1]	4,423,650
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,423,650)	4,423,650
	TOTAL INVESTMENTS — 101.3%
	(Cost $55,429,951)	55,389,663
	Liabilities in Excess of Other Assets — (1.3)%	(689,397)
	TOTAL NET ASSETS — 100.0%	$54,700,266

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.